Derivative Financial Instruments (Summary of Gains and Losses Information Related to Net Investment Hedges) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	¥ 3,487	¥ 107,528
Ineffective portion recorded in income	196	890
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	3,487	107,528
Ineffective portion recorded in income	¥ 196	¥ 890